Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Balance Sheet Information (Detail) - GBP (£)
£ in Millions
		Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017		Dec. 31, 2016
Non-current assets
Goodwill		£ 12,950.5	£ 12,952.9	[1]	£ 13,082.1	[1]
Other		1,936.7	2,018.4	[1]	2,111.3	[1]
Property, plant and equipment		1,030.8	979.5	[1]	930.5	[1]
Interests in associates and joint ventures		881.1	1,065.2	[1]	1,234.6	[1]
Other investments		949.3	1,153.5	[1]	1,171.5	[1]
Deferred tax assets		169.9	160.3	[1]	143.7	[1]
Trade and other receivables		170.4	176.2	[1]	214.3	[1]
Non-current assets		18,088.7	18,506.0	[1]	18,888.0	[1]
Current assets
Corporate income tax recoverable		207.0	234.7	[1]	260.2	[1]
Trade and other receivables		12,734.1	12,530.7	[1]	11,754.4	[1]
Cash and short-term deposits		2,221.0	2,391.4	[1]	2,856.0	[1]
Current assets		15,162.1	15,156.8	[1]	14,870.6	[1]
Current liabilities
Trade and other payables		(14,016.6)	(14,241.1)	[1]	(13,428.2)	[1]
Corporate income tax payable		(506.1)	(649.3)	[1]	(637.5)	[1]
Bank overdrafts, bonds and bank loans		(319.5)	(624.1)	[1]	(933.0)	[1]
Current liabilities		(14,842.2)	(15,514.5)	[1]	(14,998.7)	[1]
Net current (liabilities)/assets		319.9	(357.7)	[1]	(128.1)	[1]
Total assets less current liabilities		18,408.6	18,148.3	[1]	18,759.9	[1]
Non-current liabilities
Bonds and bank loans		(6,533.4)	(6,250.4)	[1]	(6,592.5)	[1]
Trade and other payables		(937.8)	(992.8)	[1]	(1,119.4)	[1]
Deferred tax liabilities		(499.4)	(513.7)	[1]	(688.8)	[1]
Provision for post-employment benefits		(208.2)	(206.3)	[1]	(271.5)	[1]
Provisions for liabilities and charges		(236.3)	(229.0)	[1]	(237.0)	[1]
Non-current liabilities		(8,415.1)	(8,192.2)	[1]	(8,909.2)	[1]
Net assets		9,993.5	9,956.1	[1]	9,850.7	[1]
Attributable to:
Equity share owners' funds		9,578.5	9,487.3	[1]	9,413.4	[1]
Non-controlling interests		415.0	468.8	[1]	437.3	[1]
Total equity		9,993.5	9,956.1	[1]	9,850.7	[1]	£ 9,761.7
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill		12,950.5	12,952.9	[1]	13,082.1	[1]
Other		1,936.7	2,018.4	[1]	2,111.3	[1]
Property, plant and equipment		1,030.8	979.5	[1]	930.5	[1]
Interests in associates and joint ventures		881.1	1,065.2	[1]	1,234.6	[1]
Other investments		949.3	1,153.5	[1]	1,171.5	[1]
Deferred tax assets		169.9	160.3	[1]	143.7	[1]
Trade and other receivables		170.4	176.2	[1]	214.3	[1]
Non-current assets		18,088.7	18,506.0	[1]	18,888.0	[1]
Current assets
Corporate income tax recoverable		207.0	234.7	[1]	260.2	[1]
Trade and other receivables		12,734.1	12,530.7	[1]	11,754.4	[1]
Cash and short-term deposits		2,221.0	2,391.4	[1]	2,856.0	[1]
Current assets		15,162.1	15,156.8	[1]	14,870.6	[1]
Current liabilities
Trade and other payables		(14,016.6)	(14,241.1)	[1]	(13,428.2)	[1]
Corporate income tax payable		(506.1)	(649.3)	[1]	(637.5)	[1]
Bank overdrafts, bonds and bank loans		(319.5)	(624.1)	[1]	(933.0)	[1]
Current liabilities		(14,842.2)	(15,514.5)	[1]	(14,998.7)	[1]
Net current (liabilities)/assets		319.9	(357.7)	[1]	(128.1)	[1]
Total assets less current liabilities		18,408.6	18,148.3	[1]	18,759.9	[1]
Non-current liabilities
Bonds and bank loans		(6,533.4)	(6,250.4)	[1]	(6,592.5)	[1]
Trade and other payables		(937.8)	(992.8)	[1]	(1,119.4)	[1]
Deferred tax liabilities		(499.4)	(513.7)	[1]	(688.8)	[1]
Provision for post-employment benefits		(208.2)	(206.3)	[1]	(271.5)	[1]
Provisions for liabilities and charges		(236.3)	(229.0)	[1]	(237.0)	[1]
Non-current liabilities		(8,415.1)	(8,192.2)	[1]	(8,909.2)	[1]
Net assets		9,993.5	9,956.1	[1]	9,850.7	[1]
Attributable to:
Equity share owners' funds		9,578.5	9,487.3	[1]	9,413.4	[1]
Non-controlling interests		415.0	468.8	[1]	437.3	[1]
Total equity		9,993.5	9,956.1	[1]	9,850.7	[1]
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Investment in subsidiaries		14,849.7	14,638.1	[1]	13,633.7	[1]
Non-current assets		14,849.7	14,638.1	[1]	13,633.7	[1]
Current assets
Trade and other receivables		1.1	0.3	[1]	0.6	[1]
Intercompany receivables		1,682.0	1,661.4	[1],[2]	1,625.2	[1],[3]
Cash and short-term deposits	[1]				12.8
Current assets		1,683.1	1,661.7	[1]	1,638.6	[1]
Current liabilities
Trade and other payables		(5.4)	(16.9)	[1]	(3.2)	[1]
Intercompany payables		(3,269.3)	(2,808.3)	[1],[2]	(2,903.6)	[1],[3]
Bank overdrafts, bonds and bank loans		(2,314.4)	(2,627.7)	[1]	(1,588.4)	[1]
Current liabilities		(5,589.1)	(5,452.9)	[1]	(4,495.2)	[1]
Net current (liabilities)/assets		(3,906.0)	(3,791.2)	[1]	(2,856.6)	[1]
Total assets less current liabilities		10,943.7	10,846.9	[1]	10,777.1	[1]
Non-current liabilities
Intercompany payables		(1,365.2)	(1,359.6)	[1],[2]	(1,363.7)	[1],[3]
Non-current liabilities		(1,365.2)	(1,359.6)	[1]	(1,363.7)	[1]
Net assets		9,578.5	9,487.3	[1]	9,413.4	[1]
Attributable to:
Equity share owners' funds		9,578.5	9,487.3	[1]	9,413.4	[1]
Total equity		9,578.5	9,487.3	[1]	9,413.4	[1]
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Property, plant and equipment		19.5	16.5	[1]	11.4	[1]
Investment in subsidiaries		28,294.2	27,915.3	[1]	24,618.6	[1]
Intercompany receivables		202.4	203.3	[1],[2]	245.2	[1],[3]
Non-current assets		28,516.1	28,135.1	[1]	24,875.2	[1]
Current assets
Trade and other receivables		512.2	457.3	[1]	463.4	[1]
Intercompany receivables		1,695.3	1,713.8	[1],[2]	1,887.2	[1],[3]
Cash and short-term deposits		574.2	235.0	[1]	167.9	[1]
Current assets		2,781.7	2,406.1	[1]	2,518.5	[1]
Current liabilities
Trade and other payables		(50.9)	(113.9)	[1]	(48.6)	[1]
Intercompany payables		(6,171.7)	(5,780.2)	[1],[2]	(3,560.1)	[1],[3]
Bank overdrafts, bonds and bank loans		(2,065.5)	(1,871.8)	[1]	(1,955.0)	[1]
Current liabilities		(8,288.1)	(7,765.9)	[1]	(5,563.7)	[1]
Net current (liabilities)/assets		(5,506.4)	(5,359.8)	[1]	(3,045.2)	[1]
Total assets less current liabilities		23,009.7	22,775.3	[1]	21,830.0	[1]
Non-current liabilities
Intercompany payables		(8,160.0)	(8,137.2)	[1],[2]	(8,196.3)	[1],[3]
Non-current liabilities		(8,160.0)	(8,137.2)	[1]	(8,196.3)	[1]
Net assets		14,849.7	14,638.1	[1]	13,633.7	[1]
Attributable to:
Equity share owners' funds		14,849.7	14,638.1	[1]	13,633.7	[1]
Total equity		14,849.7	14,638.1	[1]	13,633.7	[1]
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Trade and other receivables	[1]		1.6		9.6
Intercompany receivables		2,108.8	2,078.3	[1],[2]	2,160.8	[1],[3]
Non-current assets		2,108.8	2,079.9	[1]	2,170.4	[1]
Current assets
Trade and other receivables		0.1	0.1	[1]	0.1	[1]
Intercompany receivables		38.4	65.7	[1],[2]	48.8	[1],[3]
Cash and short-term deposits		52.1
Current assets		90.6	65.8	[1]	48.9	[1]
Current liabilities
Trade and other payables		(20.2)	(19.6)	[1]	(20.3)	[1]
Bank overdrafts, bonds and bank loans		(47.5)	(27.4)	[1]	(14.0)	[1]
Current liabilities		(67.7)	(47.0)	[1]	(34.3)	[1]
Net current (liabilities)/assets		22.9	18.8	[1]	14.6	[1]
Total assets less current liabilities		2,131.7	2,098.7	[1]	2,185.0	[1]
Non-current liabilities
Bonds and bank loans		(2,119.6)	(2,087.1)	[1]	(2,168.2)	[1]
Trade and other payables		(11.9)
Non-current liabilities		(2,131.5)	(2,087.1)	[1]	(2,168.2)	[1]
Net assets		0.2	11.6	[1]	16.8	[1]
Attributable to:
Equity share owners' funds		0.2	11.6	[1]	16.8	[1]
Total equity		0.2	11.6	[1]	16.8	[1]
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill		12,950.5	12,952.9	[1]	13,082.1	[1]
Other		1,936.7	2,018.4	[1]	2,111.3	[1]
Property, plant and equipment		1,011.3	963.0	[1]	919.1	[1]
Interests in associates and joint ventures		881.1	1,065.2	[1]	1,234.6	[1]
Other investments		949.3	1,153.5	[1]	1,171.5	[1]
Deferred tax assets		169.9	160.3	[1]	143.7	[1]
Trade and other receivables		170.4	174.6	[1]	204.7	[1]
Intercompany receivables		7,653.0	7,649.3	[1],[2]	7,639.3	[1],[3]
Non-current assets		25,722.2	26,137.2	[1]	26,506.3	[1]
Current assets
Corporate income tax recoverable		207.0	234.7	[1]	260.2	[1]
Trade and other receivables		12,220.7	12,073.0	[1]	11,290.3	[1]
Intercompany receivables		6,129.8	5,268.8	[1],[2]	3,083.8	[1],[3]
Cash and short-term deposits		6,022.1	6,683.5	[1]	6,150.4	[1]
Current assets		24,579.6	24,260.0	[1]	20,784.7	[1]
Current liabilities
Trade and other payables		(13,940.1)	(14,090.7)	[1]	(13,356.1)	[1]
Intercompany payables		(104.5)	(121.2)	[1],[2]	(181.3)	[1],[3]
Corporate income tax payable		(506.1)	(649.3)	[1]	(637.5)	[1]
Bank overdrafts, bonds and bank loans		(319.5)	(624.3)	[1]	(850.7)	[1]
Current liabilities		(14,870.2)	(15,485.5)	[1]	(15,025.6)	[1]
Net current (liabilities)/assets		9,709.4	8,774.5	[1]	5,759.1	[1]
Total assets less current liabilities		35,431.6	34,911.7	[1]	32,265.4	[1]
Non-current liabilities
Bonds and bank loans		(4,413.8)	(4,163.3)	[1]	(4,424.3)	[1]
Trade and other payables		(925.9)	(992.8)	[1]	(1,119.4)	[1]
Intercompany payables		(439.0)	(434.1)	[1],[2]	(485.3)	[1],[3]
Deferred tax liabilities		(499.4)	(513.7)	[1]	(688.8)	[1]
Provision for post-employment benefits		(208.2)	(206.3)	[1]	(271.5)	[1]
Provisions for liabilities and charges		(236.3)	(229.0)	[1]	(237.0)	[1]
Non-current liabilities		(6,722.6)	(6,539.2)	[1]	(7,226.3)	[1]
Net assets		28,709.0	28,372.5	[1]	25,039.1	[1]
Attributable to:
Equity share owners' funds		28,294.0	27,903.7	[1]	24,601.8	[1]
Non-controlling interests		415.0	468.8	[1]	437.3	[1]
Total equity		28,709.0	28,372.5	[1]	25,039.1	[1]
Reclassifications/Eliminations [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Investment in subsidiaries		(43,143.9)	(42,553.4)	[1]	(38,252.3)	[1]
Intercompany receivables		(9,964.2)	(9,930.9)	[1],[2]	(10,045.3)	[1],[3]
Non-current assets		(53,108.1)	(52,484.3)	[1]	(48,297.6)	[1]
Current assets
Intercompany receivables		(9,545.5)	(8,709.7)	[1],[2]	(6,645.0)	[1],[3]
Cash and short-term deposits		(4,427.4)	(4,527.1)	[1]	(3,475.1)	[1]
Current assets		(13,972.9)	(13,236.8)	[1]	(10,120.1)	[1]
Current liabilities
Intercompany payables		9,545.5	8,709.7	[1],[2]	6,645.0	[1],[3]
Bank overdrafts, bonds and bank loans		4,427.4	4,527.1	[1]	3,475.1	[1]
Current liabilities		13,972.9	13,236.8	[1]	10,120.1	[1]
Total assets less current liabilities		(53,108.1)	(52,484.3)	[1]	(48,297.6)	[1]
Non-current liabilities
Intercompany payables		9,964.2	9,930.9	[1],[2]	10,045.3	[1],[3]
Non-current liabilities		9,964.2	9,930.9	[1]	10,045.3	[1]
Net assets		(43,143.9)	(42,553.4)	[1]	(38,252.3)	[1]
Attributable to:
Equity share owners' funds		(43,143.9)	(42,553.4)	[1]	(38,252.3)	[1]
Total equity		£ (43,143.9)	£ (42,553.4)	[1]	£ (38,252.3)	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £2,540.2 million from non-current to current within subsidiary guarantors and other subsidiaries.
[3]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £390.1 million from non-current to current within subsidiary guarantors and other subsidiaries.